EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Schedule of balance of liabilities for employee benefits

	December 31, 2024		December 31, 2023
Short term	Ps.	441,644	Ps.	385,296
Post-employment		405,240		380,207
Long term		180,545		159,329
Total	Ps.	1,027,429	Ps.	924,832

Plan Asset	Ps.	(24,126)	Ps.	(17,024)
Net employee benefits	Ps.	1,003,303	Ps.	907,808

Schedule of post-employment benefit expense

	December 31, 2024		December 31, 2023
Defined contribution plan	Ps.	116,145	Ps.	108,059
Defined benefit plan		42,907		44,426
Total	Ps.	159,052	Ps.	152,485

Schedule of post-employment and long-term benefits movements

	Post-employment benefits						Long-term benefits
	December 31, 2024		December 31, 2023		December 31, 2022		December 31, 2024		December 31, 2023		December 31, 2022
Balance at the beginning of the year	Ps.	380,207	Ps.	349,587	Ps.	522,196	Ps.	159,329	Ps.	133,085	Ps.	134,831
Service costs		2,985		2,690		3,845		15,905		14,765		14,815
Interests cost		39,923		41,736		30,778		15,439		16,699		8,949
Past Service Costs		—		(2,079)		—		4,795		10,063		—
	Ps.	423,115	Ps.	391,934	Ps.	556,819	Ps.	195,468	Ps.	174,612	Ps.	158,595
Actuarial Loss (Gain) arising from changes in demographic assumptions		95		(753)		—		1,010		(7,342)		—
Actuarial Loss (Gain) arising from changes in financial assumptions		2,309		26,832		(69,967)		2,036		473		(14,149)
Actuarial Loss arising from changes in the experience		40,293		27,472		2,167		9,812		17,313		10,456
	Ps.	42,697	Ps.	53,551	Ps.	(67,800)	Ps.	12,858	Ps.	10,444	Ps.	(3,693)
Payments to employees		(63,202)		(61,589)		(51,306)		(27,781)		(25,727)		(21,817)
Liquidation of entities		—		—		(432)		—		—		—
Loss of control in subsidiary (1)		—		—		(98,024)		—		—		—
Discontinued operations (1)		—		—		6,251		—		—		—
Effect of movements in exchange rates		2,630		(3,689)		4,079		—		—		—
Liability balance at the end of the year	Ps.	405,240	Ps.	380,207	Ps.	349,587	Ps.	180,545	Ps.	159,329	Ps.	133,085

Plan Assets
Balance at the beginning of the year plan assets	Ps.	(17,024)	Ps.	(18,176)	Ps.	(46,840)	Ps.	—	Ps.	—	Ps.	—
Interests income		(1,052)		(794)		(427)		—		—		—
Remeasurements on plan assets		(3,385)		(1,788)		5,885		—		—		—
Loss of control in subsidiary (1)		—		—		27,269		—		—		—
Effect of movements in exchange rates		(2,665)		3,734		(4,063)		—		—		—
Balance at the end of the year plan assets	Ps.	(24,126)	Ps.	(17,024)	Ps.	(18,176)	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	381,114	Ps.	363,183	Ps.	331,411	Ps.	180,545	Ps.	159,329	Ps.	133,085

(1) See note 1.1., "Discontinued operation of BAC Holding".

Schedule of assumptions used to calculate the obligation projected for different post-employment benefits employees

Post-employment benefits *	December 31, 2024	December 31, 2023
Discount interest rate	9.95%	11.34%
Inflation rate	2.95%	2.96%
Salary growth rate	3.73%	3.80%
Pension growth rate	3.00%	3.00%

* Entities in Colombia and subsidiaries abroad participate.

Long-term benefits *	December 31, 2024	December 31, 2023
Discount interest rate	9.95%	11.40%
Inflation rate	3.00%	3.00%
Salary growth rate	4.27%	4.27%

* Only entities from Colombia participate.

Schedule of sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables

	-0.50 basic points				+0.50 basic points
At December 31, 2024	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	12,270	Ps.	3,815	Ps.	(11,583)	Ps.	(3,642)
Salaries growth rate		(2,568)		(4,483)		2,693		4,759
Retirement growth rate		(11,323)		N/A		11,923		N/A

	-0.50 basic points				+0.50 basic points
At December 31, 2023	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	10,764	Ps.	3,050	Ps.	(10,227)	Ps.	(2,919)
Salaries growth rate		(1,756)		(3,819)		2,353		3,589
Retirement growth rate		(10,443)		N/A		10,979		N/A

Schedule of future benefit payments projected, reflecting services

	Payments for post-		Payments for long-
Year	employment		term benefits
2025	Ps.	61,487	Ps.	32,940
2026		56,004		25,538
2027		52,583		26,331
2028		51,751		24,272
2029		48,748		23,559
Years 2030 - 2034		217,674		87,138
Total	Ps.	488,247	Ps.	219,778